Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 8,697	$ 349,241	$ 1,710,959	$ 2,904,174
Adjustments to reconcile net income to net cash used in operating activities:
Trust investment income	(187,179)	(678,480)	(2,674,089)	(3,580,311)
Unrealized loss on investments held in trust account		92,316	92,316
Changes in operating assets and liabilities:
Prepaid expense	36,248	37,522	122,423	80,578
Accounts payable and accrued offering costs and expenses	142,235	170,097	590,780	(34,916)
Other payable			125,000
Promissory note – related party		14,535	19,620
Promissory note – third party			43,646
Net cash provided by (used in) operating activities	1	(14,769)	30,655	(630,475)
Cash flows from investing activities:
Cash deposited to trust account	(220,000)		(495,000)	(165,000)
Cash deposited to trust escrow account		(55,000)	(55,000)
Cash withdrawn from trust account in connection with redemption			35,956,676	23,282,936
Net cash provided by investing activities	(220,000)	(55,000)	35,406,676	23,117,936
Cash flows from financing activities:
Proceeds from promissory note – related party		55,000	55,000	165,000
Proceeds from promissory note – third party	220,000		440,000
Redemption of ordinary shares			(35,956,676)	(23,282,936)
Net cash used in financing activities	220,000	55,000	(35,461,676)	(23,117,936)
Net change in cash	1	(14,769)	(24,345)	(630,475)
Cash at beginning of period	4,215	28,560	28,560	659,035
Cash at end of period	4,216	13,791	4,215	28,560
Supplemental disclosure of noncash investing and financing activities
Accretion for ordinary shares subject to redemption amount	352,179	586,164	3,131,773	3,580,311
Accrued expenses converted to promissory note– related party	51,250	51,367	267,426
Accrued expenses converted to promissory note – third party	52,503		48,164
Other payable converted to promissory note – third party	55,000
Prepaid expenses paid by promissory note – third party	$ 98,984		$ 91,639